Debt (Details) - Part 1 - USD ($)							1 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended
	Dec. 14, 2022	Jan. 15, 2022	Apr. 15, 2020	Jul. 11, 2019	Mar. 05, 2019	May 01, 2018	Feb. 28, 2023	Dec. 23, 2020	Nov. 30, 2020	Nov. 17, 2020	Nov. 19, 2018	Jun. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 23, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 14, 2023	Apr. 13, 2018	Nov. 20, 2016	Sep. 30, 2016	Sep. 23, 2016	Jun. 30, 2016	Mar. 31, 2016	Aug. 31, 2015
Debt (Details) - Part 1 [Line Items]
Carrying value																		$ 108,804
Convertible shares (in Shares)	0																98,024,360
Shares converted into common stock carrying value	$ 8,503,850															$ 0	$ 50,000
Common stock per share (in Dollars per share)																$ 0.05
Principal amount																	88,000
Carrying value																	20,804
Warrants issued (in Shares)													89,369,473			96,661,378
Purchase common shares, per share (in Dollars per share)																								$ 0.015
Debt term			2 years
Total principal																$ 6,235
Total balance principal amount																0	6,235
Balance outstanding																$ 30,000	80,000
Repayment of amount																			$ 46,584
Balance outstanding on notes													$ 70,000													$ 50,000		$ 30,000
Additional original debt discount																			3,325
Outstanding balance amount												$ 25,784
Settled amount												$ 0
Bears interest																			10
Balance outstanding																	28,000		135,000
Amortization debt discount													$ (89,876)
Outstanding principal balance																			$ 135,000
Bearing interest																			7.00%
Mature date																			Aug. 31, 2019
Total principal and accrued interest								$ 118,250										37,712
Interest rate																2.00%
Warrants exercise price (in Dollars per share)																$ 0.0038
Outstanding balance																	$ 45,000
Shares of common stock (in Shares)																			400,000
Principal and accrued interest description																principal and accrued interest in the amount of $28,000 of principal and $60,473 of interest were converted into 23,282,260 shares of common stock, principal and accrued interest in the amount of $175,000 of principal and $97,277 of interest were exchanged into new convertible note resulting in carrying value of $0 as of December 31, 2022.
Commercial Paper [Member]
Debt (Details) - Part 1 [Line Items]
Interest rate																	19.00%
Two Unsecured Promissory Notes [Member]
Debt (Details) - Part 1 [Line Items]
Borrowed amount																						$ 80,000
Other 2016 Financings [Member]
Debt (Details) - Part 1 [Line Items]
Interest rate																						10.00%
2014 Stock Purchase Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Shares converted into common stock carrying value																	$ 96,000
Balance outstanding on notes																		121,000
Carrying value						$ 2,841
Warrants term						5 years										5 years
Total of warrants (in Shares)						1,000,000										360,002
Warrants exercise price (in Dollars per share)						$ 0.15										$ 0.35						$ 0.22
Notes payable																					$ 50,000
Accrued interest																$ 63,342	30,387
Accrued Interest																76,627,004	14,575,645
Cobrador 2016 Notes [Member]
Debt (Details) - Part 1 [Line Items]
Shares converted into common stock carrying value																0
Carrying value																$ 95,000	95,000
Warrants term																						5 years
Total of warrants (in Shares)																						338,235
Warrants exercise price (in Dollars per share)																						$ 0.3
Revised warrant exercise price (in Dollars per share)																						0.05
Common stock conversion price, revised (in Dollars per share)																						$ 0.05
2016 Stock Purchase Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Carrying value																		250,000
Total of warrants (in Shares)																5,000,000
Warrants exercise price (in Dollars per share)																$ 0.07
Convertible Note Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																$ 50,000	218,900	55,788		$ 310,000
Accrued interest																21,705	$ 153,686
Interest rate																					7.00%
Debt discount																					$ 87,043
Converted shares (in Shares)																	23,157,894
Accrued interest																8,313
Convertible note issued							$ 25,000
Conversion price (in Dollars per share)																					$ 0.05
Carrying value																0
Convertible Notes Payable [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																25,000
Promissory Notes Payable [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																80,000									$ 115,000				$ 77,008
Interest rate																			7.00%
Accrued interest																$ 25,798
Debt term																3 years
Carrying value																$ 0
Original amount																10,512
Interest rate of debt													9.00%
Note bears interest of debt													10.00%
Promissory Notes Payable [Member] | Cobrador [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																28,000
Accrued interest																9,310
Carrying value																0
Promissory Note [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																					$ 28,000
Promissory Note Two [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount											$ 124,000
Debt discount																			$ 544	10,288
Promissory Note One [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount					$ 100,000
Debt term					1 year
Interest rate of debt					10.00%
Two promissory note [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount		$ 118,250														118,250
Note bears interest of debt		10.00%
Three Promissory Notes [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																$ 250,000
Note bears interest of debt													9.00%			9.00%
2014 Stock Purchase Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																$ 96,000	$ 25,000													$ 146,000	$ 146,000
Conversion price (in Dollars per share)																$ 0.3
Carrying value																$ 0
2015 Stock Purchase Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																306,000	100,000						$ 441,000
Conversion price (in Dollars per share)										$ 0.05											$ 0.3
Carrying value																0	306,000
Note bears interest of debt																							9.50%
2016 Stock Purchase Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																599,589											$ 684,589
Accrued interest																392,405
Debt discount																19,242
Accrued interest																$ 38,615
Conversion price (in Dollars per share)																$ 0.17
Debt term																2 years
Original amount																$ 549,000
Interest rate of debt																9.50%
Cobrador 2016 Notes [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																$ 95,000			20,000			$ 115,000
Accrued interest																55,092
Debt discount																						$ 1,994
Conversion price (in Dollars per share)																						$ 0.17
Debt term																						2 years
Interest rate of debt																						9.50%
Convertible Notes in Aggregate Three [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																60,000	47,000					$ 250,000
Accrued interest																$ 20,188
Promissory Notes Payable [Member]
Debt (Details) - Part 1 [Line Items]
Accrue interest																17.00%
Balance outstanding													$ 30,000										$ 11,083
Borrowed amount																				143,908	$ 36,400	76,500
Repayment of amount																			60,000	125,931	44,449	63,497
Balance outstanding on notes																				34,044	$ 16,067	24,116
Additional borrowed amount																			25,000
Outstanding balance																$ 77,008	77,008
Repayment of amount																0	0
Promissory Note Two [Member]
Debt (Details) - Part 1 [Line Items]
Balance outstanding																		51,062
Repayment of amount																			48,154
Accrued interest																50,000
Principal amount																27,972
Interest converted															$ 95,088	95,088
Carrying value																30,000
Net proceeds											$ 112,840
Amortization debt discount																$ 11,160			9,744	872
Carrying value																			65,518	103,928
Promissory Note [Member]
Debt (Details) - Part 1 [Line Items]
Accrue interest																					7.00%
Amortization debt discount																		544
Repaid principal amount																		$ 15,000
Promissory Note One [Member]
Debt (Details) - Part 1 [Line Items]
Convertible shares (in Shares)																4,124,050
Repayment of amount																	25,000
Balance outstanding on notes																			100,000
Accrued interest																$ 33,163
Principal amount																135,000
Interest converted																161,261
Carrying value																0
Warrant shares (in Shares)					500,000
Strike price per share (in Dollars per share)					$ 0.07
Warrants term					5 years
Two promissory note [Member]
Debt (Details) - Part 1 [Line Items]
Shares converted into common stock carrying value																0
Balance outstanding on notes																	118,250
Total principal and accrued interest																20,957
Three Promissory Notes [Member]
Debt (Details) - Part 1 [Line Items]
Outstanding principal amount													$ 250,000			$ 250,000
Bearing interest													7.00%			7.00%
Convertible Note Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Shares converted into common stock (in Shares)																		14,760,086
Carrying value																		$ 268,900
Shares converted into common stock carrying value																$ 0
Warrants issued (in Shares)																500,000
Purchase common shares, per share (in Dollars per share)																$ 0.05
Debt term																5 years
Interest expense and warrant liability																$ 1,421
Outstanding principal amount													$ 25,000				25,000
Convertible Note Agreement [Member] | Convertible Note Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Convertible note issued																					$ 25,000
Convertible Debt [Member] | Promissory Note Two [Member]
Debt (Details) - Part 1 [Line Items]
Repayment of amount																				$ 9,784
2015 Stock Purchase Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Warrants term																5 years
Warrants exercise price (in Dollars per share)																$ 0.4
Warrant to purchase an aggregate shares (in Shares)																735,002
Revised warrant exercise price (in Dollars per share)																$ 0.22
Proceeds allocated to debt discount																$ 8,113
Common stock issued upon conversion of debt																$ 214,188	$ 62,696,053					$ 35,000
Common stock issued upon conversion of debt, shares (in Shares)																	138,245					700,000
2016 Stock Purchase Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Convertible shares (in Shares)																85,502,658
Shares converted into common stock carrying value																$ 0
Warrants term																5 years
Note bears interest of debt									9.50%
Total of warrants (in Shares)																2,239,900
Warrants exercise price (in Dollars per share)																$ 0.3
Revised warrant exercise price (in Dollars per share)																$ 0.05
Common stock issued upon conversion of debt				$ 85,000
Common stock issued upon conversion of debt, shares (in Shares)				1,700,000
Lease principal installments																$ 47,466
Accrued registration rights penalties																22,156
Due to former office																81,250
Additional interest, expenses, fine and penalties																23,110						$ 23,110
Outstanding principal balance																	$ 599,589
Convertible Notes in Aggregate Three [Member]
Debt (Details) - Part 1 [Line Items]
Carrying value																$ 0	$ 203,000
Shares of common stock (in Shares)																26,690,624	12,368,421
Associated [Member]
Debt (Details) - Part 1 [Line Items]
Additional borrowed amount																			38,325
Additional original debt discount																			$ 3,325
Cobrador 2 [Member] | Convertible Note Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Additional face amount																						108,804
Cobrador 2 [Member] | Convertible Note Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Interest, fees and penalties amount																						$ 72,734
Cobrador Notes [Member]
Debt (Details) - Part 1 [Line Items]
Shares converted into common stock carrying value																$ 0
Cobrador Notes [Member] | Convertible Note Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																$ 20,804
Interest rate																7.00%
Converted shares (in Shares)																26,507,105
Accrued interest																$ 79,923
Cobrador [Member] | 2014 Stock Purchase Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Accrued interest																$ 34,135
Conversion price per share. (in Dollars per share)																$ 0.05
Warrant exercise price per share (in Dollars per share)																$ 0.07
Cobrador [Member] | 2014 Stock Purchase Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Principal amount																$ 45,000
Carrying value																0
Original amount										$ 45,000
Convertible Notes Payable [Member] | 2016 Stock Purchase Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Debt discount																$ 27,585
Conversion price (in Dollars per share)																$ 0.05